WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.9%
Education - 8.6%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$619,346
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	734,815
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	7,510,580
California State MFA Revenue:
Green Bond, Orchard Park Student Housing Project, Series 2021, BAM	4.000%	5/15/41	500,000	600,613
Green Bond, Orchard Park Student Housing Project, Series 2021, BAM	4.000%	5/15/46	2,000,000	2,384,303
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,851,823	(a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	2,051,374	(a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	1,302,799	(a)
California State University Revenue:
Systemwide, Series A, Refunding	5.000%	11/1/38	2,500,000	3,081,166
Systemwide, Series C	4.000%	11/1/45	6,000,000	7,186,019
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,430,057	(a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	1,081,963	(a)
Pittsburg, CA, Unified School District Financing Authority Revenue, GO, AGM	5.000%	9/1/47	3,000,000	3,694,900
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	500,000	615,751

Total Education				34,145,509

Health Care - 6.8%
ABAG Finance Authority for Nonprofit Corps., CA, Revenue, Sharp HealthCare, Series A	5.000%	8/1/43	5,000,000	5,441,310
California State Health Facilities Financing Authority Revenue:
Commonspirit Health, Series A, Refunding	4.000%	4/1/45	2,000,000	2,324,792
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,993,282

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	$2,000,000	$2,369,070
California State MFA Revenue:
Channing House Project, Series A, Refunding, CMI	5.000%	5/15/35	500,000	618,737
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	834,478
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	1,104,918
California State Public Finance Authority Revenue, Green Bond, ENSO Village Project, Series A, Refunding	5.000%	11/15/46	500,000	559,081	(b)
California Statewide CDA Revenue:
899 Charleston Project, Series A	5.000%	11/1/29	1,635,000	1,765,139	(a)
Adventist Health System/West	5.000%	3/1/27	2,570,000	3,081,987	(c)(d)
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,489,970
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/31	1,300,000	1,670,771
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/32	2,000,000	2,553,802

Total Health Care				26,807,337

Housing - 3.1%
California State CSCDA Community Improvement Authority, Essential Housing Revenue, Series A	4.000%	8/1/56	2,000,000	2,176,921
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,176,915
CHF Irvine LLC, Refunding	5.000%	5/15/33	1,500,000	1,762,222
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,172,718
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,170,627
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	3,190,641
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,475,000	1,555,880	(a)

Total Housing				12,205,924

Industrial Revenue - 16.0%
California State County Tobacco Securitization Agency Revenue, Los Angeles County Securitization Corp., Series A, Refunding	4.000%	6/1/49	2,000,000	2,344,039

See Notes to Schedule of Investments.

2	Western Asset California Municipals Fund 2021 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	$4,000,000	$4,619,854
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	1,160,714	(e)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	11,095,199	(a)(e)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	2,000,000	2,413,161
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	3,125,000	3,247,223
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	375,000	388,360
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/24	10,000,000	11,530,858
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,210,393
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	7,508,427
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	2,000,000	2,206,675	(c)(d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	1,000,000	1,246,880	(e)
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A	5.000%	11/1/33	4,805,000	6,534,228
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,255,966
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	4,000,000	4,905,416

Total Industrial Revenue				63,667,393

Leasing - 8.3%
Anaheim, CA, Public Financing Authority Revenue, Series A, Refunding Revenue	5.000%	5/1/39	5,500,000	6,026,095

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - (continued)
California State Public Works Board:
Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	$1,000,000	$1,187,710
Lease Revenue, Various Capital Projects, Series B	4.000%	5/1/46	3,000,000	3,622,786
San Diego, CA, Public Facilities Financing Authority Revenue, Capital Improvement Project, Series A	5.000%	10/15/44	6,000,000	6,990,183
San Diego, CA, Public Facilities Financing Authority, Lease Revenue, Capital Improvement Projects, Series A, Refunding	5.000%	10/15/46	2,000,000	2,579,344
San Mateo - Foster City, CA, Public Financing Authority, Street & Flood Control Project	4.000%	5/1/45	1,750,000	2,029,015
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	3,505,000	4,354,812
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,458,414
Stockton, CA, Public Financing Authority, Refunding	5.000%	3/1/47	3,250,000	3,888,850

Total Leasing				33,137,209

Local General Obligation - 7.0%
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	2,000,000	2,570,024
Gilroy, CA, USD, GO:
Series 2021	4.000%	8/1/42	500,000	581,776
Series 2021	4.000%	8/1/44	1,000,000	1,160,046
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	2,000,000	1,257,867
Series A, Refunding	0.000%	8/1/36	2,000,000	1,198,330
Series A, Refunding	0.000%	8/1/37	1,000,000	569,034
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,981,908
Oxnard Union High School District, CA, GO, 2018 Election, Series A	5.000%	8/1/42	5,500,000	6,542,107
San Diego, CA, USD, GO, CAB:
Series I	0.000%	7/1/34	5,000,000	3,330,356
Series I	0.000%	7/1/35	5,000,000	3,179,243

See Notes to Schedule of Investments.

4	Western Asset California Municipals Fund 2021 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - (continued)
Series I	0.000%	7/1/36	$6,500,000	$3,944,820
Westside Union School District, Refunding, GO	5.000%	8/1/40	1,210,000	1,509,931

Total Local General Obligation				27,825,442

Other - 2.2%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.625%	1/1/32	1,000,000	1,011,272	(a)
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.875%	1/1/42	2,000,000	2,019,270	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,000,000	4,868,835	(e)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien, Series B, Refunding	5.000%	9/1/25	955,000	1,042,658

Total Other				8,942,035

Power - 7.1%
Anaheim, CA, Housing & Public Improvements Authority Revenue:
Series A	5.000%	10/1/50	1,400,000	1,643,572
Series C, Refunding	5.000%	10/1/45	2,250,000	2,641,455
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	5,000,000	6,095,120
Series C	5.000%	7/1/42	5,000,000	6,202,261
Modesto, CA, Irrigation District Financing Authority Electric System Revenue:
Series A	5.000%	10/1/38	2,000,000	2,561,955
Series A	5.000%	10/1/39	1,785,000	2,281,950
Northern California Transmission Agency Revenue, California Oregon Project, Series A, Refunding	5.000%	5/1/39	1,500,000	1,790,560
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,050,000	1,005,375	*(f)
Series A	5.050%	7/1/42	170,000	162,775	*(f)
Series XX	5.250%	7/1/40	1,750,000	1,680,000	*(f)
Series ZZ, Refunding	5.250%	7/1/18	400,000	378,500	*(g)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	1,250,000	1,571,377

Total Power				28,014,900

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 3.7%
California State Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics, Series A	5.000%	8/15/51	$10,000,000	$10,586,338	(h)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA - Collateralized	7.750%	5/1/22	30,000	31,500	(e)(i)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario, CA, Redevelopment Project No. 1, NATL	5.800%	8/1/23	1,690,000	1,794,933	(i)
Redding, CA, Electric System Revenue, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	400,000	413,993	(i)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,187,500	1,301,782	(i)
Sequoia, CA, Healthcare District Revenue	5.375%	8/15/23	475,000	503,132	(i)

Total Pre-Refunded/Escrowed to Maturity				14,631,678

Special Tax Obligation - 8.4%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	1,750,000	1,912,379
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/34	4,000,000	5,120,905
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	460,000	413,440
CAB, Restructured, Series A-1	0.000%	7/1/46	510,000	166,041
CAB, Restructured, Series A-1	0.000%	7/1/51	4,750,000	1,123,295
Restructured, Series A-1	4.550%	7/1/40	110,000	123,608
Restructured, Series A-1	5.000%	7/1/58	1,050,000	1,197,846
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,320,337
Restructured, Series A-2A	4.550%	7/1/40	1,780,000	2,000,196
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,140,000	2,259,089
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	12,569,001

See Notes to Schedule of Investments.

6	Western Asset California Municipals Fund 2021 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$1,500,000	$1,782,444
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,250,000	3,275,492

Total Special Tax Obligation				33,264,073

State General Obligation - 3.8%
California State, GO:
Various Purpose, Refunding	4.000%	3/1/40	1,500,000	1,808,311
Various Purpose, Refunding	5.000%	9/1/41	7,500,000	9,851,389	(b)
Various Purpose, Refunding	4.000%	11/1/45	2,500,000	2,822,243
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	550,000	442,750	*(f)

Total State General Obligation				14,924,693

Transportation - 12.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	7,712,247
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.150%	4/1/24	500,000	508,554	(c)(d)
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	1,000,000	1,187,696
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,305,702
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series A	5.000%	5/15/32	3,000,000	3,606,073	(e)
Los Angeles International Airport,
Subordinated, Series C	5.000%	5/15/44	4,000,000	4,947,384	(e)
Los Angeles International Airport,
Subordinated, Series D	5.000%	5/15/38	3,250,000	4,095,419	(e)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/26	750,000	900,036	(e)
Series H, Refunding	5.000%	5/1/27	1,625,000	2,002,499	(e)
Series H, Refunding	5.000%	5/1/28	1,250,000	1,574,588	(e)
Series H, Refunding	5.000%	11/1/29	1,000,000	1,297,137	(e)

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2021 Quarterly Report	7

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	$200,000	$217,745
Senior Lien, Series A	5.750%	6/1/48	500,000	544,342
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/26	750,000	905,497	(e)
Series B	5.000%	7/1/27	530,000	656,860	(e)
Series C	5.000%	7/1/25	1,160,000	1,364,474	(e)
Series C	5.000%	7/1/26	215,000	259,576	(e)
Series C	5.000%	7/1/27	530,000	656,860	(e)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	5/1/49	3,000,000	3,681,006	(e)
Series A, Refunding	5.000%	5/1/34	8,000,000	10,561,646	(e)
San Jose, CA, International Airport SJC Revenue, Series A, Refunding	5.000%	3/1/33	1,000,000	1,312,830	(e)

Total Transportation				50,298,171

Water & Sewer - 11.2%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	4,997,900
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,718,253
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	5,454,024
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series B, Refunding	5.000%	7/1/43	7,500,000	7,876,856
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	1,000,000	1,277,792
Mountain House Public Financing Authority, CA, Utility Systems Revenue:
Green Bond, Series A, BAM	4.000%	12/1/45	1,000,000	1,156,478
Green Bond, Series A, BAM	4.000%	12/1/50	3,000,000	3,449,419
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	2,000,000	2,116,720
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/36	1,000,000	1,268,002
Series A, Refunding	5.000%	8/1/37	3,350,000	4,240,254

See Notes to Schedule of Investments.

8	Western Asset California Municipals Fund 2021 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/43	$3,000,000	$3,746,641
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	2,000,000	2,482,403
Stockton, CA, PFA Revenue, Green Bond, Series A, Refunding, BAM	5.000%	10/1/36	2,200,000	2,766,320

Total Water & Sewer				44,551,062

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $358,041,463)				392,415,426

SHORT-TERM INVESTMENTS - 2.9%
MUNICIPAL BONDS - 2.9%
Housing - 0.1%
California Statewide CDA, MFH Revenue, IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	4/1/25	300,000	300,000	(e)(j)(k)

Industrial Revenue - 0.4%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.010%	11/1/35	1,700,000	1,700,000	(j)(k)

Transportation - 2.4%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.070%	5/1/30	9,400,000	9,400,000	(e)(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,400,000)				11,400,000

TOTAL INVESTMENTS - 101.8% (Cost - $369,441,463)				403,815,426
Liabilities in Excess of Other Assets - (1.8)%				(7,037,108)

TOTAL NET ASSETS - 100.0%				$396,778,318

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2021 Quarterly Report	9

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	The coupon payment on this security is currently in default as of May 31, 2021.

(g)	The maturity principal is currently in default as of May 31, 2021.

(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

10	Western Asset California Municipals Fund 2021 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

Abbreviation(s) used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
GNMA	— Government National Mortgage Association
GO	— General Obligation
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2021 Quarterly Report	11

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

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Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$392,415,426	—	$392,415,426
Short-Term Investments†	—	11,400,000	—	11,400,000

Total Investments	—	$403,815,426	—	$403,815,426

†	See Schedule of Investments for additional detailed categorizations.

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